AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

RECD S.E.C.
NOV 07 2007
1086

07082250

November 7, 2007

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

CERTAMX 001-33802

Dear Ms. Peters:

This is to certify that on November 6, 2007 the American Stock Exchange LLC (the "Exchange") received from Western Goldfields Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares
Rights to purchase Common Shares

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
NOV 13 2007
THOMSON FINANCIAL

cc: Herbert Scholl

END